UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	February 12, 2013

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$        2,716,523,000










List of Other Included Managers:			None.
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                                                                        FORM 13F INFORMATION TABLE



Column 1                                  Column 2   Column 3  Column 4 Column 5                Column 6   Column 7Column8

                                                               VALUE    SHARES/         SH/PUT/ INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLCUSIP     (x$1000) PRN AMT         PRNCALL DISCRETION MANAGERSSOLE     SHARED
NONE

ANGLO AMERICAN PLC ADR                    ADR        03485P201   146,818       9,537,709sh      Sole                   839,401
BANCO BRADESCO - SPONSORED ADR            Spsrd ADR  59460303      1,474          84,837sh      Sole                    84,837
ITAU UNIBANCO HOLDINGS S.A. - ADR         ADR        465562106   514,180      31,238,135sh      Sole                 2,109,753
PETROLEO BRASILEIRO S.A.- ADR             ADR        71654V408       492          25,248sh      Sole                    25,248
ROYAL DUTCH SHELL - ADR A                 ADR        780259206   192,517       2,792,127sh      Sole                   176,480
TAIWAN SEMICONDUCTOR-SP ADR               Spsrd ADR  874039100   707,983      41,257,757sh      Sole                 3,871,130
FREEPORT-MCMORAN COPPER                   Common     35671d8570  754,911      22,073,413sh      Sole                 1,532,634
POTASH CORP OF SASKATCHEWAN               Common     73755L107   398,148       9,784,910sh      Sole                   837,958



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